CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

18. CONVERTIBLE REDEEMABLE PREFERRED SHARES

        In July 2007, the Holders of the Convertible Notes converted $3,000,000 in principal and $21,499 in accrued interest into 1,171,875 shares of Series A convertible redeemable preferred shares ("Series A preferred shares "). The Company also issued 1,953,125 shares of Series A preferred shares at $2.56 per share to the Holders for $5,000,000 of cash before issuance costs of $112,845.

        In July 2009, the Company issued a total of 2,897,897 Series B convertible redeemable preferred shares ("Series B preferred shares "), in which 1,241,958 shares of Series B-1 preferred shares at the price of $2.82 per share for a cash consideration of $3,500,000, and 1,655,939 shares of Series B-2 preferred shares at the price of $3.62 per share for a cash consideration of $6,000,000, respectively. The issuance cost was $546,316.

        In July 2010, the Company issued a total of 792,680 Series B-3 convertible redeemable preferred shares ("Series B-3 preferred shares") at the price of $6.31 per share for a total cash consideration of $5,000,000.

        In December 2010, upon the completion of the Company's IPO, Each Series A convertible redeemable preferred shares had been automatically converted into 1.8421 ordinary shares and each Series B convertible redeemable preferred shares had been automatically converted into one ordinary share.

        The significant terms of the Series A and B preferred shares during the periods when they were outstanding are summarized as follows:

Voting rights

        The Series A and B preferred shares voted together with the ordinary shares on an as-converted basis, and not as a separate class.

Dividends

        No dividend could be paid on ordinary shares at a rate greater than the rate at which dividends were paid on Series A and B preferred shares. Series A and B preferred shares were participating securities.

Liquidation preference

        In the event of any liquidation, dissolution or winding up of the Company, Series B preferred shareholders had preference to Series A preferred shareholders. Out of the proceeds, Series B preferred shareholders would first receive an amount equal to 150% of Series B original issue price and all declared but unpaid dividends, then Series A preferred shareholders would receive an amount equal to 150% of Series A original issue price and all declared but unpaid dividends. The remaining balance of any proceeds would be distributed ratably among the holders of the ordinary shares and the holders of the Series A and B preferred shares (on an as-converted basis).

Conversion

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  Optional Conversion:  Series A and B Preferred Shares were convertible at the holder's option to ordinary shares. The initial conversion ratio was one for one, subject to certain general anti-dilution adjustments.

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  Down-round provision:  If after the Series A or B original issue date, the Company issued additional equity security without consideration or at a per share price lower than the then effective Series A conversion price, the Series A conversion price would be adjusted down to equal to the new issuance price.

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  2007 net profit adjustment:  The Series A conversion price would automatically be adjusted with effect from December 31, 2007, based on whether the Group's 2007 net profit could reach certain target or not. The Series A conversion price was adjusted from $2.56 per share to $1.39 per share as of December 31, 2007 according to this provision. The effective conversion ratio was approximately 1:1.8421 as a result of the conversion price adjustment.

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  2009 net profit adjustment:  The Series B-2 perferred shares' conversion price was subject to an adjustment with effect from March 31, 2010 if the 2009 net profit (net profit of the 12 months ended March 31, 2010) was less than $6,593,407 (regardless of 2008 net profit). Based upon the 2009 net profit mutually agreed by the Company and the Series B-2 shareholders no adjustment to the conversion price was required or made.

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  Automatic Conversion:  All Series A and B preferred shares would be automatically converted into ordinary shares of the Company, at the then applicable conversion price, upon (i) the consummation of a public offering of the ordinary shares of the Company with a minimum market capitalization of $300 million and gross cash proceeds of at least $60 million (a "Qualified IPO"), or (ii) as requested by at least 50% of the holders of all outstanding Series A and Series B preferred shares, respectively.

Redemption rights

        At any time on or after 48 months from July 2007 ("Maturity Date") or 48 months from the Series B original issue date in the case of Series B preferred shares, and in the event that a Qualified IPO had not occurred prior to such date, the Series A or B preferred shares holders had the right to request the Company to redeem all of the Series A or B preferred shares for an aggregate consideration, equal to the higher of: (i) 140% of the issuance price, plus any declared but unpaid dividends, or (ii) the fair market value of the Series A or B preferred shares (exclusive of liquidity event, fire sale or minority ownership discounts) as determined by an independent appraiser mutually agreeable to the Company and the lead investor.

        Because the redemption price of Series A preferred shares and Series B preferred shares was linked to the fair value of the underlying preferred shares, the conversion feature was a derivative and required to be bifurcated from Series A preferred shares and Series B preferred shares, and recognized at fair value.

        The following table summarizes the bifurcated derivative liabilities at the issuance date of Series A and Series B preferred shares:

Derivative liabilities
Relating to Series A preferred shares issuance on July 10, 2007	729,000
Relating to Series B-1 and B-2 preferred shares issuance on July 7, 2009	301,000
Relating to Series B-3 preferred shares issuance on July 26, 2010	476,000

        Change in fair value of $1,994,000, $(90,000), and $14,528,000 were recorded in the consolidated statements of operations for the years ended December 31, 2008, 2009 and 2010, respectively.

        The ability of holders to redeem Series A preferred shares and Series B preferred shares on or after July 2011 and July 2013, respectively, was contingent upon a Qualified IPO not occurring in four years after issuance date of such shares. Because the exercise of the redemption rights is outside of the control of the Company, the Group deemed redemption to be probable and was accreted the Series A preferred shares and Series B preferred shares to their redemption value. Management elected to recognize the change in the redemption value over the period from the date of issuance to the earliest redemption date of the Series A preferred shares and Series B preferred shares using the effective interest rate method. As a result, the Group recognized $873,652, $973,399 and $1,053,766 as deemed dividends on Series A preferred shares during the years ended December 31, 2008, 2009 and 2010, respectively, and $421,586 and $1,096,380 during the years ended December 31, 2009 and 2010 as deemed dividends on Series B preferred shares, respectively, which reflects the accretion changes in redemption value assuming the redemption value is 140% of the issuance price.

        The table below summarizes the movement of Series A and B convertible and redeemable preferred shares:

Series A preferred shares
Ending balances at January 1, 2010	9,727,866
Accretion of redemption value	1,053,766
Converted to ordinary shares upon qualified IPO	(10,781,632)

Ending balances as of December 31, 2010 and 2011	—

Series B preferred shares
Ending balances as of January 1, 2010	9,074,270
Issuance of Series B-3 preferred shares	4,523,886
Accretion of redemption value	1,096,380
Converted to ordinary shares upon qualified IPO	(14,694,536)

Ending balances as of December 31, 2010 and 2011	—